Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.00001 par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note	The amount to be registered consists of up to $200 million of an indeterminate amount of each security class listed in Table 1. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), such additional number of shares of the registrant’s common stock or preferred stock that may become issuable as a result of any stock split, stock dividend or similar transaction.The proposed maximum aggregate offering price per class of securities will be determined from time to time by the registrant in connection with, and at the time of, issuance by the registrant of the securities registered hereunder, and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act.Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered.